Description of Organization and Business Operations - Additional Information (Details) - USD ($)				3 Months Ended	4 Months Ended
	Mar. 17, 2021	Oct. 23, 2020	Oct. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Proceeds received from initial public offering, gross					$ 402,500,000
Offering costs					$ 8,473,880
Exercise price of warrants				$ 11.50	$ 11.50
Percentage of fair market value of acquisition required, of net assets held in Trust Account				80.00%	80.00%
Minimum percentage of ownership required, post-transaction				50.00%	50.00%
Percentage of restricted redeeming shares				15.00%	15.00%
Business combination completion period from closing date of initial public offering				24 months	24 months
Maximum per share value of residual assets available for distribution				$ 10.00	$ 10.00
Cash				$ 760,543	$ 1,079,633
Working Capital				2,100,000	1,200,000
Amount of taxes that may be paid using investment income from the trust account				$ 67,000	$ 66,000
Sponsor | Note
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Loan proceeds			$ 183,000
Founder
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of stock, description of transaction				(1) one year after the completion of the initial Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the initial Business Combination that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the common stock shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lock-up.	(1) one year after the completion of the initial Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the initial Business Combination that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the common stock shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lock-up.
Proceeds from issuance of shares			$ 25,000
Forward Purchase Agreements
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Exercise price of warrants				$ 11.50	$ 11.50
Sale of stock, description of transaction				Company which provide for the purchase by the forward purchasers of shares of Class A common stock in an aggregate share amount equal to 5,000,000 shares of Class A common stock, plus an aggregate of 1,666,667 warrants exercisable to purchase one share of Class A common stock at $11.50 per share, subject to adjustment, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-third of one warrant, in a private placement to occur concurrently with the closing of the initial business combination.	Company which provide for the purchase by the forward purchasers of shares of Class A common stock in an aggregate share amount equal to 5,000,000 shares of Class A common stock, plus an aggregate of 1,666,667 warrants exercisable to purchase one share of Class A common stock at $11.50 per share, subject to adjustment, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-third of one warrant, in a private placement to occur concurrently with the closing of the initial business combination.
Aggregate warrants exercisable				1,666,667	1,666,667
Warrant exercisable number of shares	1			1	1
Aggregate purchase price				$ 50,000,000	$ 50,000,000
Maximum
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Interest to pay dissolution expenses				$ 100,000	$ 100,000
Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued		6,700,000
Exercise price of warrants		$ 1.50
Proceeds from issuance of warrants		$ 10,100,000
Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Redemption price per share				$ 10.00	$ 10.00
Aggregate warrants exercisable				1,666,667
Warrant exercisable number of shares				1	1
Share price				$ 11.50	$ 11.50
Class A Common Stock | Forward Purchase Agreements
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate number of shares sold				5,000,000	5,000,000
Share price				$ 10.00	$ 10.00
Public Shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Redemption price per share				$ 10.00	$ 10.00
Maximum net tangible assets for business combination				$ 5,000,001	$ 5,000,001
Redemption percentage of shares in case of not completing business combination within combination period				100.00%	100.00%
Actual price per share held as of liquidation				$ 10.00	$ 10.00
Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Stock issue price		$ 10.00
Proceeds received from initial public offering, gross		$ 402,500,000
Offering costs		22,800,000
Payment of deferred underwriting commissions		14,100,000
Initial Public Offering | Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Stock issue price				$ 10.00
Assets held in trust		$ 402,500,000
Initial Public Offering | Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of common stock to sponsor, shares		40,250,000
Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares issued		5,250,000
Over-Allotment Option | Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares issued		5,250,000
PIPE Subscription Agreements | Merger Agreement | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Purchase price per share	$ 10.00
PIPE Subscription Agreements | Merger Agreement | Subsequent Event | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Purchase price per share	$ 10.00
PIPE Subscription Agreements | PIPE Shares | Merger Agreement | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares committed to purchase in private placement	20,000,000
PIPE Subscription Agreements | PIPE Shares | Merger Agreement | Subsequent Event | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares committed to purchase in private placement	20,000,000
PIPE Subscription Agreements | PIPE Investment | Merger Agreement | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate purchase price	$ 200,000,000
PIPE Subscription Agreements | PIPE Investment | Merger Agreement | Subsequent Event | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate purchase price	200,000,000
OfferPad, Inc. | Merger Agreement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate equity consideration				$ 2,250,000,000
OfferPad, Inc. | Merger Agreement | Subsequent Event
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate equity consideration	$ 2,250,000,000
Sponsor Support Agreement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Weighted average price of stock				$ 12.00
Trading days				20 days
Consecutive trading days				30 days
Vesting period				5 years
Sponsor Support Agreement | Subsequent Event
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Weighted average price of stock	$ 12.00
Trading days	20 days
Consecutive trading days	30 days
Vesting period	5 years
Sponsor Support Agreement | Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of stock, percentage of shares of common stock issued				20.00%